TYPE			13F-HR
PERIOD			09/30/02
FILER
CIK			0001107213
CCC			nodxp$4c
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  NOVEMBER  15, 2002
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	38
Form 13F Information Table Value Total:	$248,456

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     4468   154600 SH       SOLE                   154600
Apartment Investment and Manag                  03748R101    10874   279900 SH       SOLE                   279900
Archstone Communities Trust                     039583109    16314   683185 SH       SOLE                   683185
Avalon Bay Communities                          053484101     3880    92831 SH       SOLE                    92831
BRE Properties, Inc.                            05564E106     8705   283100 SH       SOLE                   283100
Boston Properties                               101121101    11100   298400 SH       SOLE                   298400
Brandywine Realty Trust                         105368203     3554   157600 SH       SOLE                   157600
CarrAmerica Realty Corp.                        144418100    15968   634400 SH       SOLE                   634400
Catellus Development Corp                       149111106     2793   151400 SH       SOLE                   151400
Chateau Communities, Inc.                       161726104     5081   192400 SH       SOLE                   192400
Crescent Equities, Inc.                         225756105     5332   339600 SH       SOLE                   339600
Entertainment Properties Trust                  29380T105     3784   171200 SH       SOLE                   171200
Equity Inns Inc.                                294703103     1986   320400 SH       SOLE                   320400
Equity Office Properties Trust                  294741103     4090   158391 SH       SOLE                   158391
Essex Property Trust, Inc.                      297178105     2442    49400 SH       SOLE                    49400
General Growth Properties                       370021107    12587   244400 SH       SOLE                   244400
Heritage Property Investment                    42725M107     6852   274500 SH       SOLE                   274500
Home Properties of New York, I                  437306103     9425   290000 SH       SOLE                   290000
Hospitality Properties Trust                    44106M102     4961   149800 SH       SOLE                   149800
Kimco Realty Corp.                              49446R109     6108   196400 SH       SOLE                   196400
Liberty Property Trust                          531172104     6219   200600 SH       SOLE                   200600
Macerich Company                                554382101     3677   118700 SH       SOLE                   118700
Marriott International                          571903202     4734   163300 SH       SOLE                   163300
Meristar Hospitality Corp                       58984Y103      655    76300 SH       SOLE                    76300
Mid Atlantic Realty Trust                       595232109     2772   172900 SH       SOLE                   172900
Mills Corp                                      601148109     7931   267400 SH       SOLE                   267400
New Plan Excel Realty Trust                     648053106     3107   168500 SH       SOLE                   168500
Prentiss Properties, Inc.                       740706106     6561   226700 SH       SOLE                   226700
Prologis Trust                                  743410102    14958   600500 SH       SOLE                   600500
Public Storage, Inc.                            74460D109     5662   177500 SH       SOLE                   177500
Regency Realty Corp.                            758849103      679    21900 SH       SOLE                    21900
Simon Property Group, Inc.                      828806109    14142   395800 SH       SOLE                   395800
Starwood Hotels & Resorts Worl                  85590A203     7450   334100 SH       SOLE                   334100
Sun Communities, Inc.                           866674104     4360   118800 SH       SOLE                   118800
Trizec Properties Inc.                          89687P107     3474   306100 SH       SOLE                   306100
United Dominon Realty                           910197102     7132   448300 SH       SOLE                   448300
Vornado Realty Trust                            929042109     9113   231000 SH       SOLE                   231000
Weingarten Realty Investment T                  948741103     5523   150900 SH       SOLE                   150900